Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets

	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s
Goodwill
Cost	5,993	5,607
Accumulated impairment	(5,993)	(3,287)
	-	2,320
Patents and licences
Cost	27,157	25,993
Accumulated amortisation and impairment	(2,955)	(918)
	24,202	25,075
Brands
Cost	14,901	14,769
Accumulated amortisation and impairment	(6,672)	(4,563)
	8,229	10,205
Software
Cost	15,716	15,718
Accumulated amortisation and impairment	(15,716)	(15,455)
	-	263

Total intangible assets	32,431	37,864

Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets

	Goodwill NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Software NZ $000’s	Total NZ $000’s
For the 6 months ended 31 July 2019
Balance at the beginning of the period	2,320	25,075	10,205	263	37,864
Additions	-	-	-	-	-
Disposals	-	-	-	-	-
Amortisation expense	-	-	-	(9)	(9)
Impairment	(2,480)	(2,037)	(2,130)	(202)	(6,849)
Reclassification to tangible fixed assets	-	-	-	(51)	(51)
Foreign exchange movements	160	1,164	154	(1)	1,477
Closing value at 31 July 2019	-	24,202	8,229	-	32,431

	Goodwill NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Software NZ $000’s	Total NZ $000’s
For the 6 months ended 31 January 2019
Balance at the beginning of the period	2,399	217	14,395	276	17,287
Additions	-	24,957	-	-	24,957
Disposals	-	-	-	-	-
Amortisation expense	-	(99)	-	(12)	(111)
Impairment	-	-	(3,867)	-	(3,867)
Foreign exchange movements	(79)	-	(323)	(1)	(403)
Closing value at 31 January 2019	2,320	25,075	10,205	263	37,864

Disclosure of Information for Cash-generating Units

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of cash-generating unit (CGU)

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

United States	2,480	3,399
Impairment of goodwill	2,480	3,399

Disclosure of Impairment of Intangible Assets

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

FOH licence	1,914	-
Naked patents & licence	123	-
Impairment of patents & licences	2,037	-

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Brands - Naked	2,130	696
Impairment for indefinite-lived brand intangibles	2,130	696

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Software	202	64
Impairment of software	202	64